Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,208,116	$ 5,148,857
Accounts receivable, net	757,552	203,522
Inventories	2,087,407	2,030,244
Other current assets	3,879,185	4,035,397
Total current assets	10,932,260	11,418,020
Non-current assets
Property, plant and equipment, net	4,129,776	5,493,171
Operating lease right of use assets	656,518	837,348
Intangible assets	439,845	589,588
Other non-current assets	1,057,140	2,040,522
Total non-current assets	6,283,279	8,960,629
Total assets	17,215,539	20,378,649
Current liabilities
Short-term financial liabilities, net	4,123,994	4,555,895
Accounts payable	1,930,593	1,650,906
Operating lease liabilities	394,455	484,043
Deferred revenue	2,000,142	1,845,048
Accrued expenses and other current liabilities	2,708,221	2,786,556
Total current liabilities	11,157,405	11,322,448
Non-current liabilities
Long-term financial liabilities, net	78,865,147	70,119,275
Operating lease liabilities, net of current portion	39,064	87,713
Other non-current liabilities	316,576	290,124
Total non-current liabilities	79,220,787	70,497,112
Total liabilities	90,378,192	81,819,560
Stockholders’ equity
Common stock	7,771	6,327
Treasury shares	(195,438)
Share premium	93,348,702	85,597,939
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(158,765,689)	(139,487,178)
Total stockholders’ equity	(73,162,653)	(61,440,911)
Total liabilities and stockholders’ equity	$ 17,215,539	$ 20,378,649